Mezzanine Equity - Narrative (Detail) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 24, 2023	Apr. 25, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 15, 2023	Apr. 09, 2022
Temporary Equity [Line Items]
Proceeds from issuance of redeemable preferred stock								$ 5,000,000
Payments of stock issuance costs							$ 3,508,675
Preferred stock, convertible, down round feature, decrease in net income to common shareholder, amount			$ 0	$ 0	$ 48,300,000	$ 0
Redeemable Legacy Bridger Series C Preferred Shares
Temporary Equity [Line Items]
Temporary equity shares authorized (in shares)		315,789.473684					315,789.473684
Temporary equity shares issued (in shares)		315,789.473684					315,789.473684
Temporary equity par value (in dollars per share)							$ 0.001
Proceeds from issuance of redeemable preferred stock		$ 288,516,000
Payments of stock issuance costs		$ 11,484,000
Temporary equity accrued interest							$ 15,344,000
Redemption value							489,022,000
Temporary equity multiplier	50.00%
Per share conversion price of preferred stock (in dollars per share)			$ 12.929104		$ 12.929104
Temporary equity redemption trigger percentage of change in ownership interest					50.00%
Temporary equity percentage of annual increase of interest rate					2.00%
Fair value as of the balance sheet date of the embedded derivative							$ 1,039,000
Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized (in shares)		315,789.473684					315,789.473684
Temporary equity shares issued (in shares)		315,789.473684					315,789.473684
Temporary equity par value (in dollars per share)		$ 0.001					$ 0.001
Proceeds from issuance of redeemable preferred stock		$ 288,516,000
Payments of stock issuance costs		$ 11,484,000
Temporary equity accrued interest							$ 15,344,000
Temporary equity multiplier							50.00%
Per share conversion price of preferred stock (in dollars per share)							$ 12.929104
Temporary equity redemption trigger percentage of change in ownership interest							50.00%
Temporary equity percentage of annual increase of interest rate							2.00%
Fair value as of the balance sheet date of the embedded derivative							$ 1,039,000
Series A Preferred Stock
Temporary Equity [Line Items]
Temporary equity shares issued (in shares)			315,789.473684		315,789.473684
Temporary equity accrued interest			$ 10,080,000		$ 10,080,000
Redemption value	$ 332,659,000		$ 342,739,000		$ 342,739,000
Temporary equity multiplier	50.00%
Per share conversion price of preferred stock (in dollars per share)			$ 11		$ 11
Temporary equity redemption trigger percentage of change in ownership interest					50.00%
Fair value as of the balance sheet date of the embedded derivative			$ 815,000		$ 815,000
Temporary equity dividends	$ 156,363,000
Series C Preferred Stock [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Redemption value							489,022,000
temporary equity, carrying value							$ 331,134,000
First Year | Before Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares
Temporary Equity [Line Items]
Temporary equity interest rate					7.00%
First Year | Before Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Temporary equity interest rate							7.00%
Second Year | Before Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares
Temporary Equity [Line Items]
Temporary equity interest rate					9.00%
Second Year | Before Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Temporary equity interest rate							9.00%
Thereafter | Before Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares
Temporary Equity [Line Items]
Temporary equity interest rate					11.00%
Thereafter | Before Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Temporary equity interest rate							11.00%
Thereafter | After Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares
Temporary Equity [Line Items]
Temporary equity interest rate					11.00%
Thereafter | After Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Temporary equity interest rate							11.00%
First 6 Years | After Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares
Temporary Equity [Line Items]
Temporary equity interest rate					7.00%
First 6 Years | After Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Temporary equity interest rate							7.00%
Seventh Year | After Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares
Temporary Equity [Line Items]
Temporary equity interest rate					9.00%
Seventh Year | After Qualified Public Offering | Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Temporary equity interest rate							9.00%
Conversion of Legacy Bridger Series C Preferred Stock to Series A Preferred Stock
Temporary Equity [Line Items]
Conversion of stock, shares converted (in shares)	315,789.473684
Conversion of stock, shares issued (in shares)	315,789.473684
Conversion from Series A Preferred Stock to Common Stock
Temporary Equity [Line Items]
Conversion of stock, shares issued (in shares)					31,158,962
Freestanding Derivative | Redeemable Legacy Bridger Series C Preferred Shares
Temporary Equity [Line Items]
Percentage of excess hold fee										5.00%
Minimum preferred stock ownership holding									$ 157,894,736.84
Freestanding Derivative | Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Percentage of excess hold fee										5.00%
Minimum preferred stock ownership holding									$ 157,894,736.84
Minimum | Series A Preferred Stock
Temporary Equity [Line Items]
Per share conversion price of preferred stock (in dollars per share)			$ 12.9		$ 12.9
Maximum | Series A Preferred Stock
Temporary Equity [Line Items]
Per share conversion price of preferred stock (in dollars per share)			$ 11		$ 11